Supplement to the currently effective Statement of Additional Information for Scudder Pathway Series: Conservative Portfolio, Moderate Portfolio and Growth Portfolio

In the section entitled "The Underlying Scudder Funds," the references in the second paragraph to the term "bond mutual funds" are replaced with the term "fixed-income mutual funds."

The following replaces the list of the Underlying Scudder Funds in which the Portfolios may invest.

        Conservative Portfolio                   Moderate Portfolio                        Growth Portfolio
       Underlying Scudder Funds               Underlying Scudder Funds                 Underlying Scudder Funds
       ------------------------               ------------------------                 ------------------------

 Fixed-Income Mutual Funds             Equity Mutual Funds                     Equity Mutual Funds
 -------------------------             -------------------                     -------------------
 Scudder Emerging Markets Income Fund  Scudder Global Discovery Fund           Scudder Global Discovery Fund
 Scudder Global Bond Fund              Scudder Balanced Fund                   Scudder Balanced Fund
 Scudder GNMA Fund                     Scudder Capital Growth Fund             Scudder Capital Growth Fund
 Scudder High Yield Opportunity Fund   Scudder Development Fund                Scudder Development Fund
 Scudder Income Fund                   Scudder Emerging Markets Growth Fund    Scudder Emerging Markets Growth Fund
 Scudder Short Term Bond Fund          Scudder Global Fund                     Scudder Global Fund
 Scudder Cash Investment Trust         Scudder Gold Fund                       Scudder Gold Fund
 Scudder Money Market Series --        Scudder Greater Europe Growth Fund      Scudder Greater Europe Growth Fund
      Premium Money Market Shares      Scudder Growth and Income Fund          Scudder Growth and Income Fund
                                       Scudder Health Care Fund                Scudder Health Care Fund
 Equity Mutual Funds                   Scudder International Fund              Scudder International Fund
 -------------------
 Scudder Global Discovery Fund         Scudder Large Company Growth Fund       Scudder Large Company Growth Fund
 Scudder Balanced Fund                 Scudder Large Company Value Fund        Scudder Large Company Value Fund
 Scudder Capital Growth Fund           Scudder Latin America Fund              Scudder Latin America Fund
 Scudder Development Fund              Scudder Pacific Opportunities Fund      Scudder Pacific Opportunities Fund
 Scudder Emerging Markets Growth Fund  Scudder Select 500 Fund                 Scudder Select 500 Fund
 Scudder Global Fund                   Scudder Select 1000 Growth Fund         Scudder Select 1000 Growth Fund
 Scudder Gold Fund                     Scudder S&P 500 Index Fund              Scudder S&P 500 Index Fund
 Scudder Greater Europe Growth Fund    Scudder Small Company Stock Fund        Scudder Small Company Stock Fund
 Scudder Growth and Income Fund        Scudder Small Company Value Fund        Scudder Small Company Value Fund
 Scudder Health Care Fund              Scudder Technology Innovation Fund      Scudder Technology Innovation Fund
 Scudder International Fund            Scudder 21st Century Growth Fund        Scudder 21st Century Growth Fund
 Scudder Large Company Growth Fund     The Japan Fund, Inc.                    The Japan Fund, Inc.
 Scudder Large Company Value Fund
 Scudder Latin America Fund            Fixed-Income Mutual Funds               Fixed-Income Mutual Funds
                                       -------------------------               -------------------------
 Scudder Pacific Opportunities Fund    Scudder Emerging Markets Income Fund    Scudder Emerging Markets Income Fund
 Scudder Select 500 Fund               Scudder Global Bond Fund                Scudder Global Bond Fund
 Scudder Select 1000 Growth Fund       Scudder GNMA Fund                       Scudder GNMA Fund
 Scudder S&P 500 Index Fund            Scudder High Yield Opportunity Fund     Scudder High Yield Opportunity Fund
 Scudder Small Company Stock Fund      Scudder Income Fund                     Scudder Income Fund
 Scudder Small Company Value Fund      Scudder Short Term Bond Fund            Scudder Short Term Bond Fund
 Scudder Technology Innovation Fund    Scudder Cash Investment Trust           Scudder Cash Investment Trust
 Scudder 21st Century Growth Fund      Scudder Money Market Series -- Premium  Scudder Money Market Series -- Premium
 The Japan Fund, Inc.                       Money Market Shares                     Money Market Shares









September 24, 2002